LORD ABBETT MUNICIPAL INCOME TRUST

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

May 3, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Municipal Income Trust
1933 Act File No. 033-43017
1940 Act File No. 811-06418

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No.34 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(a) with the Securities and Exchange Commission on April 27, 2007.

Please contact the undersigned at (201) 395-2676 with any questions you may have.

Sincerely,

/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC